Employee Retirement Benefit Plans - Reconciliation of Net Amount Recognized in Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended										12 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Equities	Jun. 30, 2011 Equities	Jun. 30, 2012 Property	Jun. 30, 2011 Property	Jun. 30, 2012 Retirement Benefits		Jun. 30, 2011 Retirement Benefits	Jun. 30, 2010 Retirement Benefits	Jun. 30, 2012 Retirement Benefits Equities	Jun. 30, 2011 Retirement Benefits Equities	Jun. 30, 2012 Retirement Benefits Government Bonds	Jun. 30, 2011 Retirement Benefits Government Bonds	Jun. 30, 2012 Retirement Benefits Corporate Bonds	Jun. 30, 2011 Retirement Benefits Corporate Bonds	Jun. 30, 2012 Retirement Benefits Property	Jun. 30, 2011 Retirement Benefits Property	Jun. 30, 2012 Retirement Benefits Insurance Contracts	Jun. 30, 2011 Retirement Benefits Insurance Contracts	Jun. 30, 2012 Retirement Benefits Other	Jun. 30, 2011 Retirement Benefits Other	Jun. 30, 2012 Other Postretirement Benefit Plans, Defined Benefit		Jun. 30, 2011 Other Postretirement Benefit Plans, Defined Benefit
Amounts Recognized in Statement of Financial Position
Noncurrent assets											$ 0.5		$ 0.6
Current liabilities											(1.0)		(0.9)														(0.5)		(0.5)
Noncurrent liabilities											(135.6)		(73.8)														(4.8)		(4.7)
Total asset/(liability)											(136.6)		(74.1)														(5.3)		(5.2)
Amounts Recognized in Accumulated Other Comprehensive Income
Transition (asset)/obligation
Prior service cost											0.2		0.2
Net (gain)/loss											42.4		5.1														(0.3)		(0.5)
Total accumulated other comprehensive income at the end of the year											42.6		5.3														(0.3)		(0.5)
Additional Information for Plan with ABO in Excess of Plan Assets
Projected benefit obligation											279.0		239.5														5.3		5.2
Accumulated benefit obligation											272.3		233.8														5.3		5.2
Fair value of plan assets											177.8		164.7
Additional Information for Plan with PBO in Excess of Plan Assets
Projected benefit obligation											279.0		239.5														5.3		5.2
Accumulated benefit obligation											272.3		233.8														5.3		5.2
Fair value of plan assets											177.8		164.7
Components of Net Periodic Benefit Cost
Service cost	2.2		1.9								2.5		2.7
Interest cost	9.1		9.9								12.9		12.6														0.2		0.2
Expected return on plan assets	(7.4)		(8.1)								(10.7)		(9.3)
Amortization of unrecognized:
Transition (asset)/obligation
Prior service cost											0
Net (gain)/loss	0.7	[1]	0.1	[1]							0.1		0.9														0
Ongoing periodic cost											4.8		6.9														0.2		0.2
Settlement/Curtailment Expense/(Income)
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Net (gain)/loss arising during the year											38.5		(28.0)														0.2		(0.5)
Prior service cost (credit) during the year
Transition asset/(obligation) recognized during the year
Prior service cost recognized during the year											0
Net gain/(loss) recognized during the year											(0.1)		(0.9)														0
Exchange rate gain/(loss) recognized during the year											(1.1)		1.6														0
Total recognized in other comprehensive income											37.3		(27.3)														0.2		(0.5)
Total Recognized in Net Periodic Benefit Cost and Other Comprehensive Income
Total recognized in net periodic benefit cost and other comprehensive income											42.1		(20.4)														0.4		(0.2)
Estimated Amounts to be Amortized from Accumulated Other Comprehensive Income into Net Periodic Benefit Cost in Financial Year
Transition (asset)/obligation
Prior service cost/(credit)											0
Net (gain)/loss											0.9		0.1
Financial Assumptions Used to Determine Benefit Obligations at the Balance Sheet Date
Discount rate (%)											4.09%		5.21%														3.38%		4.49%
Rate of compensation increases (%)											2.51%		2.51%
Financial Assumptions Used to Determine Net Periodic Benefit Cost for Financial Year
Discount rate (%)											5.21%		4.81%														4.49%		4.33%
Rate of compensation increases (%)											2.51%		2.53%
Expected long-term rate of return (%)											5.96%		6.07%
Expected Future Benefit Payments
2013											9.4	[2]															0.5	[2]
2014											10.7	[2]															0.5	[2]
2015											9.7	[2]															0.5	[2]
2016											11.8	[2]															0.5	[2]
2017											10.8	[2]															0.4	[2]
2018-2022											70.0	[2]															1.9	[2]
Actual Asset Allocation (%)
Actual asset allocation											100.00%		100.00%		29.70%	33.30%	21.90%	19.60%	23.90%	22.50%	3.30%	3.40%	11.30%	10.80%	9.90%	10.40%
Actual Asset Allocation (Amount)
Actual asset allocation (amount)					$ 191.4	$ 182.9	$ 56.9	$ 60.7	$ 6.3	$ 6.3	$ 191.4		$ 182.9	$ 154.7	$ 56.8	$ 60.7	$ 41.9	$ 35.9	$ 45.7	$ 41.1	$ 6.3	$ 6.3	$ 21.6	$ 19.7	$ 18.9	$ 19.2
Target Asset Allocation
Target asset allocation															33.20%	32.90%	21.40%	21.30%	24.30%	23.70%	3.60%	3.70%	8.60%	8.30%	8.90%	10.10%

[1]	Amount represents the amortization of unrecognized actuarial gains/(losses).
[2]	The expected future cash payments schedule does not include the estimated $36.0 million of payments related to the multi-employer pension plan we withdrew from in fiscal 2012.